Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

April 16, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust

(filing relates to the following series: (i) Legg Mason/QS Aggressive Model Portfolio; (ii) Legg Mason/QS Moderately Aggressive Model Portfolio; (iii) Legg Mason/QS Moderate Model Portfolio; (iv) Legg Mason/QS Moderately Conservative Model Portfolio and (v) Legg Mason/QS Conservative Model Portfolio (the “Funds”))

(File Nos. 333-91278 and 811-21128)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of the Prospectuses and the Statement of Additional Information relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment.  The Amendment was filed via the EDGAR system on April 9, 2020 and became effective on April 14, 2020.

Please call the undersigned at (617) 951-8267 with any comments or questions.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz